Long-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Borrowings	$ 1,234,072	$ 910,464
Less: current installments	(343,640)	(305,969)
Long-term borrowings	890,432	604,495
China Construction Bank
Debt Instrument [Line Items]
Secured loan	142,837	54,660
Unsecured loan	0	87,578
China Development Bank Corporation
Debt Instrument [Line Items]
Secured loan	205,380	150,498
Unsecured loan	180,422	30,000
Bank Of China
Debt Instrument [Line Items]
Secured loan	31,742	60,398
Unsecured loan	31,741	30,199
Agricultural Bank Of China
Debt Instrument [Line Items]
Secured loan	62,213	60,398
Bank Of Communications
Debt Instrument [Line Items]
Secured loan	0	30,199
Import Export Bank Of China
Debt Instrument [Line Items]
Secured loan	50,786	12,080
Unsecured loan	12,697	0
China Merchant Bank
Debt Instrument [Line Items]
Unsecured loan	23,806	45,299
Rural Credit Cooperatives Bank
Debt Instrument [Line Items]
Unsecured loan	0	10,570
China Minsheng Banking Corporation
Debt Instrument [Line Items]
Unsecured loan	7,935	0
Huarong International Trusts
Debt Instrument [Line Items]
Unsecured loan	79,354	75,498
Local Development Districts
Debt Instrument [Line Items]
Unsecured loan	158,707	28,609
Xinyu Chengdong Construction Investment
Debt Instrument [Line Items]
Unsecured loan	8,391	7,984
Huishang Bank
Debt Instrument [Line Items]
Unsecured loan	79,354	75,498
Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Unsecured loan	$ 158,707	$ 150,996